Reconciliation of Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic loss per share:
Net loss	$ (1,184)	$ (683)	$ (3,878)	$ (88,150)
Less: Cumulative non-declared dividends on preferred stock	(390)		(780)
Net earnings (loss) attributable to common stockholders	(1,574)	(683)	(4,658)	(88,150)
Numerator for diluted loss per share:
Net earnings (loss) attributable to common stockholders	(1,574)	(683)	(4,658)	(88,150)
Net loss plus interest expense attributable to convertible notes	$ (1,574)	$ (683)	$ (4,658)	$ (88,150)
Denominator for basic loss per share:
Basic weighted average common shares outstanding during the period	21,417	21,294	21,332	21,251
Denominator for diluted loss per share :
Basic weighted average common shares outstanding during the period	21,417	21,294	21,332	21,251
Diluted weighted average common shares	21,417	21,294	21,332	21,251
Basic (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.22)	$ (4.15)
Diluted (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.22)	$ (4.15)
Stock options, RSAs, RSUs and DSUs
Denominator for diluted loss per share :
Antidilutive securities excluded from weighted average share calculations (in shares)			1,000	829
Stock options, RSUs and DSUs
Denominator for diluted loss per share :
Antidilutive securities excluded from weighted average share calculations (in shares)	844	1,100
Convertible Notes
Denominator for diluted loss per share :
Antidilutive securities excluded from weighted average share calculations (in shares)	930	930	930	930
Warrants
Denominator for diluted loss per share :
Antidilutive securities excluded from weighted average share calculations (in shares)	213	213